TAXATION (Aggregate Amount and Per Share Effect of Reduction of CIT) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
The aggregate amount of effect	¥ 57,284,294	¥ 36,268,723	¥ 135,724,429
Per share effect - basic	¥ 0.37	¥ 0.28	¥ 1.08
Per share effect - diluted	¥ 0.37	¥ 0.27	¥ 1.04